Share-Based Awards (Details) - Schedule of Changes in the Share Options Granted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in the Share Options Granted [Abstract]
Number of share options outstanding, beginning balance	18,004,940	19,225,361	22,298,757
Weighted average exercise price, outstanding, beginning balance	$ 0.53	$ 0.54	$ 0.54
Aggregate intrinsic value, beginning balance	$ 45,040,329	$ 47,926,931	$ 57,082,970
Number of share options, Granted		716,420	820,000
Weighted average exercise price, Granted		$ 0.81	$ 0.68
Aggregate intrinsic value, Granted		$ (458,564)	$ 171,820
Number of share options, Forfeited	(885,560)	(1,936,841)	(1,973,636)
Weighted average exercise price, Forfeited	$ 0.56	$ 0.74	$ 0.56
Aggregate intrinsic value, Forfeited	$ (2,409,012)	$ (2,428,038)	$ (3,388,792)
Number of share options, Exercised	(97,200)		(1,919,760)
Weighted average exercise price, Exercised	$ 0.5		$ 0.52
Aggregate intrinsic value, Exercised	$ (302,604)		$ (5,939,067)
Number of share options, outstanding, ending balance	17,022,180	18,004,940	19,225,361
Weighted average exercise price, outstanding, ending balance	$ 0.53	$ 0.53	$ 0.54
Aggregate intrinsic value, outstanding, ending balance	$ 42,328,713	$ 45,040,329	$ 47,926,931
Number of share options, Exercisable	14,301,480	14,644,270	13,478,069
Weighted average exercise price, Exercisable	$ 0.54	$ 0.54	$ 0.55
Aggregate intrinsic value, Exercisable	$ 38,503,322	$ 39,789,170	$ 38,703,590